Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Gross Real Estate Assets | State | Florida
Concentration of Credit Risk
Concentration risk percentage	68.00%	68.00%
Gross Real Estate Assets | State | Florida | Property, Freedom Plaza Sun City in Tampa, Florida
Concentration of Credit Risk
Concentration risk percentage	11.00%	11.20%
Gross Real Estate Assets | State | Pennsylvania
Concentration of Credit Risk
Concentration risk percentage	15.00%	16.00%
Gross Real Estate Assets | Operator | LCS
Concentration of Credit Risk
Concentration risk percentage	86.00%	86.00%
Gross Real Estate Assets | Operator | Sunrise Senior Living Management, Inc.
Concentration of Credit Risk
Concentration risk percentage	14.00%	14.00%
Total Revenues | State | Florida
Concentration of Credit Risk
Concentration risk percentage	64.00%	65.00%
Total Revenues | State | Florida | Property, Freedom Plaza Sun City in Tampa, Florida
Concentration of Credit Risk
Concentration risk percentage	9.40%	9.70%
Total Revenues | State | Pennsylvania
Concentration of Credit Risk
Concentration risk percentage	16.00%	16.00%
Total Revenues | Operator | LCS
Concentration of Credit Risk
Concentration risk percentage	84.00%	84.00%
Total Revenues | Operator | Sunrise Senior Living Management, Inc.
Concentration of Credit Risk
Concentration risk percentage	16.00%	16.00%
Total Revenues | Medicare and Medicaid | Medicare and Medicaid
Concentration of Credit Risk
Concentration risk percentage	16.00%	2.00%